Aristotle International Equity Fund
Schedule of Investments
as of December 31, 2023 (Unaudited)

COMMON STOCKS - 97.4%	Shares	Value
Austria - 2.0%
Erste Group Bank AG	305,400	$12,383,359

Canada - 9.7%
Brookfield Corp.	614,700	24,656,658
Cameco Corp.	484,800	20,902,324
Magna International, Inc.	245,100	14,481,626
		60,040,608

France - 13.2%
Amundi SA(a)	172,300	11,716,948
Cie Generale des Etablissements Michelin SCA	463,400	16,605,542
LVMH Moet Hennessy Louis Vuitton SE	23,200	18,788,660
Safran SA	99,500	17,515,532
TotalEnergies SE	249,600	16,973,594
		81,600,276

Germany - 8.9%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen(b)	58,700	24,307,129
Nemetschek SE	215,100	18,635,795
Symrise AG	110,100	12,110,708
		55,053,632

Hong Kong - 1.9%
AIA Group Ltd.	1,324,500	11,542,835

Ireland - 7.4%
Accenture PLC - Class A	87,500	30,704,625
Experian PLC	378,600	15,452,273
		46,156,898

Japan - 18.1%
Daikin Industries Ltd.	99,700	16,252,514
FANUC Corp.	373,700	10,991,021
KDDI Corp.	474,000	15,080,596
Kubota Corp.	618,400	9,308,894
NIDEC CORP	148,000	5,977,730
Otsuka Holdings Co. Ltd.	273,400	10,255,408
Pan Pacific International Holdings Corp.	878,000	20,947,461
Sony Group Corp.	243,900	23,196,447
		112,010,071

Netherlands - 4.5%
Akzo Nobel NV	157,000	12,967,787
Heineken NV	150,000	15,224,543
		28,192,330

Peru - 2.6%
Credicorp Ltd.	105,800	15,862,594

Singapore - 2.7%
DBS Group Holdings Ltd.	653,500	16,543,614

South Korea - 2.5%
Samsung Electronics Co. Ltd.	199,100	12,135,531
Samsung Electronics Co. Ltd. - GDR(b)	2,350	3,520,300
		15,655,831

Sweden - 2.1%
Assa Abloy AB - Class B	463,200	13,331,974

Switzerland - 6.7%
Alcon, Inc.	216,400	16,889,003
DSM-Firmenich AG	109,800	11,151,638
Novartis AG(b)	135,900	13,713,612
		41,754,253

United Kingdom - 15.1%
Ashtead Group PLC	325,300	22,647,810
Coca-Cola Europacific Partners PLC	259,700	17,332,378
GSK PLC	671,200	12,407,100
Haleon PLC	4,091,800	16,775,999
Rentokil Initial PLC	2,241,200	12,592,520
Unilever PLC	242,100	11,720,939
		93,476,746
TOTAL COMMON STOCKS (Cost $527,600,512)		603,605,021

TOTAL INVESTMENTS - 97.4% (Cost $527,600,512)		$603,605,021
Other Assets in Excess of Liabilities - 2.6%		16,065,162
TOTAL NET ASSETS - 100.0%		$619,670,183

Percentages are stated as a percent of net assets.

GDR - Global Depositary Receipt
PLC - Public Limited Company

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2023, the value of these securities total $11,716,948 or 1.9% of the Fund’s net assets.

(b)	Security considered restricted. The total market value of these securities was $41,541,041 which represented 6.7% of net assets as of December 31, 2023.